Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent events
Subsequent events

23Subsequent events

On November 18, 2024, the Group entered into a definitive securities purchase agreement (the “Securities Purchase Agreement”) for a private placement financing with certain investors, including certain members of its Board of Directors to purchase $4.7 million Class A Ordinary Shares of the Company. Under the Securities Purchase Agreement, the investors have agreed to purchase, 981,211 of the Company’s Class A Ordinary Shares, $0.0025 par value per share or pre-funded warrants in lieu thereof at a purchase price of $4.79. The purchasers in such offering agreed to execute lock up and leak our agreements, pursuant to which they agreed to lock up the securities purchased in the offering for a period of six months, as well as agreed to transfer up to twenty percent of the securities purchased for each ninety-day period thereafter in an amount not more than twenty percent of the trading volume on a proposed date of sale.

Subsequent to 30 June 2024, certain warrant holders related to the deferred purchase price from Urbvan have exercised their warrants. 78% of the warrants outstanding on 30 June 2024 have been exercised as of the date of signing these condensed interim consolidated financial statements.